Risk Management - Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant [Abstract]
Effect on profit before tax (1% increase)	R (8,554)	R (5,203)
Effect on profit before tax (1% decrease)	R 8,554	R 5,203